Material Accounting Policies - Narrative (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Guarantor and Issuer, Guaranteed Security [Line Items]
Trade receivables, allowance for credit losses		$ 15,959,000	$ 16,529,000
Non-controlling interest		1,271,000	1,683,000	$ 4,812,000
Equity		464,556,000	598,410,000	(137,724,000)	$ 663,950,000
Distributions to non-controlling interest owners		(1,996,000)	(4,043,000)	(6,389,000)
Non-Controlling Interest
Guarantor and Issuer, Guaranteed Security [Line Items]
Equity		11,879,000	12,604,000	14,964,000	$ 16,541,000
Distributions to non-controlling interest owners		$ (1,996,000)	$ (4,043,000)	$ (6,389,000)
Participation Agreement
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement period	3 years
Collaborative agreement funding commitment	$ 1,000,000,000
Collaborative agreement minimum value of acquisition to be made	$ 250,000,000
Percentage of purchase price to be paid	0.50
Collaborative agreement, unlevered rate of return condition met, proportion of working interests in acquiree	59.625%
Participation Agreement | Oaktree
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement, percentage of unlevered internal rate of return to be achieved	0.10
Participation Agreement, Tranche One
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement proportion of working interests in acquiree	51.25%
Collaborative agreement funding of joint acquisitions, period	18 months
Participation Agreement, Tranche One | Oaktree
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement proportion of working interests in acquiree	48.75%
Participation Agreement, Tranche Two
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement proportion of working interests in acquiree	52.50%
Collaborative agreement funding of joint acquisitions, period	18 months
Participation Agreement, Tranche Two | Oaktree
Guarantor and Issuer, Guaranteed Security [Line Items]
Collaborative agreement proportion of working interests in acquiree	47.50%